Form 13F Cover Page

 Filing for Quarter-Ending:          March 31, 2008

 Check here if Amendment:             (      )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                                Croft-Leominster, Inc.
 Address:                             300 Water Street, 4th floor
                                      Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                                Carla Prescimone
Title:                               Assistant Vice President
Phone:                               410-576-0100

Signature, Place, and Date of Signing:

                                 Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                            City, State                          Date


Report Type (Check only one):

( X ) 13F Holdings Report      Check here if all holdings of this reporting
                               manager are reported in this report.

(  )  13F Notice                Check here if no holdings reported are in this
                                report, and all holdings are reported by other
                                reporting manager(s).
(  )  13F Combination Report    Check here if a portion of the holdings for this
                                reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         156

Form 13F Information Table Value Total:                       $436.71
                                                             (thousands)

      *NOTE: Unless Otherwise Indicated

       ITEM 6: Investment Discretion:                  SOLE
          ITEM 7: Voting Authority:                    NONE


               SECURITY NAME                      TITLE of CLASS        CUSIP                  MARKET VALUE         QUANITY
               --------------                    ---------------        -----                  -------------       -------
 AAR Corp                                               COM           000361105                   $ 4.8641         178,369
 ABB Ltd                                           SPONSORED ADR      000375204                   $ 3.6103         134,113
 AXT Inc                                                COM           00246W103                   $ 0.0572          12,000
 Aberdeen Asia Pacific Incom                            COM           003009107                   $ 0.0800          12,900
 Abitibibowater Inc                                     COM           003687100                   $ 3.5098         271,868
 Albemarle Corp                                         COM           012653101                   $ 4.7451         129,932
 AllianceBernstein Gbl Hgh In                           COM           01879R106                   $ 0.2780          21,221
 Allstate Corp                                          COM           020002101                   $ 3.2582          67,795
 Altera Corp                                            COM           021441100                   $ 2.1050         114,214
 Altria Group Inc.,                                     COM           02209S103                   $ 1.6959          76,393
 Ameren Corporation                                     COM           023608102                   $ 0.6499          14,758
 American International Group I                         COM           026874107                   $ 7.7847         179,993
 Applied Materials Inc                                  COM           038222105                   $ 0.9949          50,995
 Aquila Inc.                                            COM           03840P102                   $ 0.1829          56,964
 Asia Tigers Fund Inc                                   COM           04516T105                   $ 0.3830          16,923
 BP PLC                                            SPONSORED ADR      055622104                   $ 0.3463           5,710
 Baldor Elec Co                                         COM           057741100                   $ 3.6134         129,049
 Bank of America Corp                                   COM           060505104                   $ 6.0814         160,416
 Bank of New York Mellon Corp                           COM           064058100                   $ 2.5985          62,270
 Bill Barrett Corporation                               COM           06846N104                   $ 3.8952          82,439
 Berkshire Hathaway - CL A                              CL A          084670108                   $ 0.8004               6
 Berkshire Hathaway - CL B                              CL B          084670207                   $ 4.5087           1,008
 Blackrock Global Flg Inc Tr                            COM           091941104                   $ 0.2046          14,100
 Blackrock Munivest Fd Inc                              COM           09253R105                   $ 0.1025          11,850
 CB Richard Ellis Group Inc                            CL A           12497t101                   $ 3.8179         176,426
 CF Inds Hldgs Inc                                      COM           125269100                   $ 8.2117          79,248
 Cablevision Sys Corp                             CL A NY CABLVS      12686C109                   $ 2.3521         109,759
 Cadbury Schweppes PLC - Sp ADR                         ADR           127209302                   $ 0.7447          16,840
 Calpine Corp                                         COM NEW         131347304                   $ 7.1241         386,757
 Canadian Natl Ry Co                                    COM           136375102                   $ 0.5594          11,576
 Canadian Natural Resources                             COM           136385101                   $ 0.3476           5,092
 Caterpillar Inc                                        COM           149123101                   $ 5.6741          72,476
 Cell Genesys Inc                                       COM           150921104                   $ 0.0376          16,000
 Cephalon, Inc.                                         COM           156708109                   $ 2.4534          38,097
 Champion Enterprises Inc                               COM           158496109                   $ 0.1103          11,000
 Cisco Sys Inc                                          COM           17275R102                   $ 4.4212         183,530
 Citigroup, Inc.                                        COM           172967101                   $ 3.3310         155,510
 Clearwire Corp                                        CL A           185385309                   $ 0.1599          10,800
 Cogent Comm Group Inc                                COM NEW         19239V302                   $ 0.2096          11,450
 Collective Brands Inc                                  COM           19421w100                   $ 4.5453         375,027
 Constellation Energy Group                             COM           210371100                   $ 0.2040           2,311
 Corning Inc                                            COM           219350105                   $ 4.4356         184,511
 Covance Inc.                                           COM           222816100                   $ 0.7349           8,857
 Cresud S A C I F Y A                              SPONSORED ADR      226406106                   $ 3.8405         247,453
 Cytrx Corp                                           COM NEW         232828301                   $ 0.0140          12,200
 Deere & Co                                             COM           244199105                  $ 10.0028         124,351
 Dow Chemical Co                                        COM           260543103                   $ 0.2968           8,053
 Dresser-Rand Group Inc                                 COM           261608103                   $ 0.2768           9,000
 Du Pont E I  De Nemours & Co                           COM           263534109                   $ 3.2161          68,778
 Dynegy Inc Del                                        CL A           26817g102                   $ 6.9396         879,545
 Edison Intl                                            COM           281020107                   $ 0.6760          13,790
 Edwards Lifesciences Corporati                         COM           28176E108                   $ 4.2416          95,209
 Enerplus Resources Fund                           UNIT TR G NEW      29274D604                   $ 0.4183           9,638
 Enterprise Products Partners L                         COM           293792107                   $ 0.3720          12,524
 Entertainment Pptys Tr                           COM SH BEN INT      29380T105                   $ 0.4467           9,055
 Exxon Mobil Corp                                       COM           30231G102                   $ 0.4946           5,848
 FMC Corp                                             COM NEW         302491303                   $ 7.1120         128,167
 FirstEnergy Corp                                       COM           337932107                   $ 3.3191          48,369
 Five Star Quality Care Inc                             COM           33832D106                   $ 0.0889          14,000
 Forestar Real Estate Group Inc                         COM           346233109                   $ 2.7373         109,889
 Franklin Resources Inc                                 COM           354613101                   $ 1.4352          14,797
 Freeport McMoran Copper & Gold                         COM           35671D857                  $ 10.3343         107,403
 Gemstar-TV Guide Intl Inc                              COM           36866W106                   $ 0.0705          15,000
 General Cable Corp Del New                             COM           369300108                   $ 8.1645         138,218
 General Electric Co                                    COM           369604103                   $ 7.1138         192,213
 General Mills Inc                                      COM           370334104                   $ 0.5731           9,570
 Genworth Financial Inc.                                COM           37247D106                   $ 5.4711         241,657
 Grubb & Ellis Co                                  COM PAR $0.01      400095204                   $ 0.0859          12,500
 Honeywell Intl Inc                                     COM           438516106                   $ 7.0481         124,922
 ITT Corp (New)                                         COM           450911102                   $ 5.3420         103,107
 ICON plc - Spons ADR                              SPONSORED ADR      45103T107                   $ 3.2189          49,606
 Insured Mon Income Fd                                  COM           45809F104                   $ 0.1374          11,100
 Iowa Telecommunications Servic                         COM           462594201                   $ 0.2706          15,260
 Japan Smaller Captlztn Fd Inc                          COM           47109U104                   $ 0.0957          11,100
 Johnson & Johnson                                      COM           478160104                   $ 5.6991          87,854
 Kansas City Southern                                 COM NEW         485170302                   $ 0.8343          20,801
 Koninklije Philips Electronics                   SP ADR NEW 2000     500472303                   $ 0.2521           6,575
 Laboratory Corp Amer Hldgs                           COM NEW         50540R409                   $ 0.2166           2,940
 Level 3 Communications Inc                             COM           52729N100                   $ 0.3865         182,313
 Lexicon Pharmaceuticals Inc                            COM           528872104                   $ 0.0250          12,400
 Liberty Global, Inc. - A                            COM SER A        530555101                   $ 0.2995           8,788
 Liberty Media Hldg Corp                           INT COM SER A      53071M104                   $ 1.2165          75,371
 Liberty Media Hldg Corp                           CAP COM SER A      53071M302                   $ 0.8781          55,788
 Liberty Media Corp New                            ENT COM SER A      53071M500                   $ 6.0897         268,978
 Lloyds TSB Group plc                              SPONSORED ADR      539439109                   $ 1.4868          41,414
 Lowe's Companies                                       COM           548661107                   $ 6.8508         298,642
 MMC Energy Inc                                       COM NEW         55312q208                   $ 0.0347          16,000
 Markel Corporation                                     COM           570535104                   $ 0.7435           1,690
 Marsh & McLennan Cos                                   COM           571748102                   $ 6.1451         252,367
 Mattson Technology Inc                                 COM           577223100                   $ 0.0853          14,000
 McDonald's Corp.                                       COM           580135101                   $ 1.5637          28,038
 MFC Corp                                             COM NEW         580395309                   $ 0.0517          13,128
 Morgan Stanley                                   MUN INCOME III      61745P437                   $ 0.1765          19,700
 Mueller Wtr Prods Inc                               COM SER B        624758207                   $ 0.0883          11,200
 Nexen Inc.                                             COM           65334H102                   $ 8.3187         280,943
 Nobel Learning Communities, In                         COM           654889104                   $ 0.2101          15,700
 Norfolk Southern Corp                                  COM           655844108                   $ 0.4055           7,465
 Nuveen Multi Strat Inc & Gr                            COM           67073B106                   $ 0.1109          10,900
 Oilsands Quest Inc                                     COM           678046103                   $ 6.2480       1,585,797
 Optical Cable Corp                                   COM NEW         683827208                   $ 0.1380          27,600
 PHC Inc Mass                                          CL A           693315103                   $ 0.0733          25,900
 PG&E Corp                                              COM           69331C108                   $ 0.8663          23,528
 PMC-Sierra Inc                                         COM           69344F106                   $ 0.0638          11,200
 Penn West Energy Tr                                  TR UNIT         707885109                   $ 3.8966         139,265
 Pentair, Inc                                           COM           709631105                   $ 2.3531          73,766
 PerkinElmer, Inc.                                      COM           714046109                   $ 1.8764          77,378
 Pfizer Inc                                             COM           717081103                   $ 4.4287         211,595
 Pharmaceutical Product Develop                         COM           717124101                   $ 6.6081         157,711
 Pinnacle West Capital Corp                             COM           723484101                   $ 1.2003          34,216
 Plum Creek Timber Co Inc                               COM           729251108                   $ 5.6343         138,435
 Potash Corp Sask Inc                                   COM           73755L107                   $ 0.7031           4,530
 Potlatch Corp New                                      COM           737630103                   $ 6.6851         161,984
 Pressure Biosciences Inc                               COM           74112E109                   $ 0.0401          10,553
 Procter & Gamble                                       COM           742718109                   $ 3.8495          54,938
 Prudential Financial Inc.                              COM           744320102                   $ 7.6738          98,068
 Putnam Mun Opportunities Tr                        SH BEN INT        746922103                   $ 0.1411          12,842
 Quanta Svcs Inc                                        COM           74762E102                   $ 3.8817         167,532
 St Joe Co                                              COM           790148100                   $ 2.4689          57,511
 Sangamo BioSciences, Inc.                              COM           800677106                   $ 0.2855          28,100
 Sierra Pac Res New                                     COM           826428104                   $ 2.4423         193,373
 Southern Union Co                                      COM           844030106                   $ 2.2895          98,387
 Southwestern Energy Co                                 COM           845467109                   $ 7.8422         232,776
 Templeton Emerg Mkts Income                            COM           880192109                   $ 0.2496          17,915
 Terex Corporation                                      COM           880779103                   $ 7.0954         113,526
 3M Co.                                                 COM           88579Y101                   $ 5.2848          66,769
 Time Warner Inc                                        COM           887317105                   $ 0.1513          10,792
 Tortoise North Amrn Enrgy Co                           COM           89147T103                   $ 0.6776          29,915
 Trinity Inds Inc                                       COM           896522109                   $ 1.9529          73,281
 USG Corp                                             COM NEW         903293405                   $ 2.3244          63,128
 Ultra Petroleum Corp                                   COM           903914109                   $ 8.5758         110,655
 Unilever N V                                       NY SHS NEW        904784709                   $ 0.6285          18,632
 United Parcel Svc Inc. CL B                            COM           911312106                   $ 0.3037           4,159
 United Technologies                                    COM           913017109                   $ 6.2595          90,954
 UnitedHealth Group Inc                                 COM           91324P102                   $ 4.1771         121,569
 Van Kampen Advantage Mun II                        SH BEN INT        92112K107                   $ 0.1469          12,432
 Varian Inc.                                            COM           922206107                   $ 0.6369          10,997
 Varian Medical Systems, Inc.                           COM           92220P105                   $ 0.5551          11,852
 Verisign, Inc.                                         COM           92343E102                   $ 5.5797         167,860
 Viacom Inc. - Cl B                                     CL B          92553P201                   $ 3.5581          89,805
 Waddell & Reed Financial - A                          CL A           930059100                   $ 2.6407          82,187
 Waters Corporation                                     COM           941848103                   $ 0.2597           4,663
 Wave Systems Corp                                    COM NEW         943526301                   $ 0.0197          20,333
 Wells Fargo & Co.                                      COM           949746101                   $ 0.2782           9,561
 Wesco Intl Inc                                         COM           95082p105                   $ 1.0220          28,007
 Westn Assets Worldwide Inco                            COM           957668106                   $ 0.2288          17,600
 Weyerhaeuser Co                                        COM           962166104                  $ 14.4498         222,168
 Williams Cos Inc.                                      COM           969457100                  $ 11.7689         356,849
 Windstream Corp                                        COM           97381W104                   $ 0.1232          10,306
 Wyeth                                                  COM           983024100                   $ 3.4917          83,613
 Ace Ltd                                                ORD           G0070K103                  $ 10.1021         183,474
 Amdocs Ltd                                             ORD           G02602103                   $ 3.8285         134,997
 Foster Wheeler Ltd.                                  SHS NEW         G36535139                  $ 13.4910         238,273
 Invesco Ltd                                            SHS           G491BT108                   $ 7.1122         291,961
 Noble Corporation                                      SHS           G65422100                   $ 0.2980           6,000
 QIAGEN N.V.                                            ORD           N72482107                   $ 5.7305         275,505
 Flextronics Intl Ltd                                   ORD           Y2573F102                   $ 0.1701          18,116

                                                                                                $ 436.7097      14,860,709